Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended
	Nov. 30, 2012 Employees	Nov. 30, 2011	Nov. 30, 2010	May 31, 2013 acre Employees	Nov. 30, 2012 acre Employees	Nov. 30, 2011	Nov. 30, 2010	Jul. 31, 2012
Segment Reporting Information [Line Items]
Acres of land owned by the company				11,900	11,900
Acquisition, purchase price								$ 550
Termination fee	20.0				20.0
Acquisition expenses of Rocketdyne Business	11.6				11.6
Intercompany adjustment in state tax provisions					0.2	(0.8)	2.8
Income tax out of period adjustments	0.4	1.0				0.8
Percentage of tax benefit to be realized					50.00%
Estimated retirement period of assets expected to be retired in 15 years					30 years
Impairment charge of long-lived asset			1.6
Foreign currency transaction gains and (losses)					0.4	(0.3)	1.7
Manager of company owns, percentage	99.00%	99.00%			99.00%	99.00%
Beneficial owner of company's common stock, percentage					5.00%	5.00%
Percentage of net sales				10.00%	10.00%
Percentage of accounts receivable	10.00%				10.00%
No. of employees under collective bargaining agreements	3,391				3,391
Percentage of employees under collective bargaining agreements					13.00%
Percentage of likelihood that fair value is less than its carrying amount					50.00%
U.S. Government and agencies [Member]
Segment Reporting Information [Line Items]
Percentage of sales to U.S government and its agencies					25.00%	24.00%	26.00%
Company-sponsored [Member]
Segment Reporting Information [Line Items]
Research and development expenses					30.3	27.4	17.4
Customer-sponsored [Member]
Segment Reporting Information [Line Items]
Research and development expenses					271.8	276.0	283.7
Minimum [Member]
Segment Reporting Information [Line Items]
Amortization periods for identifiable intangible					20 years
Maximum [Member]
Segment Reporting Information [Line Items]
Amortization periods for identifiable intangible					27 years
9.5% Senior Subordinated Notes [Member]
Segment Reporting Information [Line Items]
Percentage of debt instrument	9.50%				9.50%
Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]
Segment Reporting Information [Line Items]
Percentage of debt instrument	4.0625%			4.0625%	4.0625%
2.25% Convertible Subordinated Debentures [Member]
Segment Reporting Information [Line Items]
Percentage of debt instrument		2.25%				2.25%
Repurchase of 21/4% Convertible Subordinated Debentures						$ 15.5